Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Financial Instruments
Schedule of fair value of Group's derivative financial (liabilities)/assets

Derivatives’	Financial Position	June 30,	December 31,
Fair values	Location	2025	2024
ASSETS
FXSs	Current asset portion	$1,744,055	—
FXSs	Non-Current asset portion	$868,052	—
LIABILITIES
FXSs	Current Liability Portion	—	$(62,500)
FFAs	Current Liability Portion	$(208,667)	—
Total		$2,403,440	$(62,500)

Schedule of effect on the consolidated statements of profit or loss and other comprehensive income

	Six months ended,
	2025	2024
Unrealized gain/ (loss), net on FXSs	$2,674,607	$(374,741)
Unrealized loss, net on FFAs	(208,667)	(68,593)
Total unrealized gain/ (loss), net on derivatives	$2,465,940	$(443,334)

	Six months ended,
	2025	2024
Realized gain/ (loss), net on FXSs	$333,840	$(85,050)
Realized gain, net on FFAs	63,328	46,460
Total realized gain/ (loss), net on derivatives	$397,168	$(38,590)